UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23619

Aspiriant Risk-Managed Capital Appreciation Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 W. Galena Street

Milwaukee, WI 53212

(414) 299-2217

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: Mar 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record

Aspiriant Risk-Managed Capital Appreciation Fund

The Aspiriant Risk-Managed Capital Appreciation Fund did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aspiriant Risk-Managed Capital Appreciation Fund

By (Signature and Title)*	/s/ Benjamin D. Schmidt
Benjamin D. Schmidt, Chief Financial Officer

Date	August 16, 2022